[GRAPHIC OMITTED]

               NEWPORT JAPAN OPPORTUNITIES FUND Semiannual report

February 28, 1998

                        -------------------------------
                         Not FDIC    May Lose Value
                         Insured     No Bank Guarantee
                        -------------------------------

--------------------------------------------------------------------------------
                        NEWPORT JAPAN OPPORTUNITIES FUND
                      SEPTEMBER 1, 1997 - FEBRUARY 28, 1998

Investment Objective: Newport Japan Opportunities Fund seeks capital appreciation by investing primarily in equity securities of Japanese companies.

The Fund is Designed to Offer:

  o A portfolio of quality Japanese stocks
  o Long-term growth potential
  o Experienced investment management

Portfolio Manager Commentary: "Currency and economic turmoil in Southeast Asia created difficulty among Japan's trading partners and had a negative impact on the Japanese stock market. In this market environment, our active management style helped the Fund to beat the Japan index by a wide margin and offer strong performance relative to our peers."
                                                                  -- David Smith

               Newport Japan Opportunities Fund Performance

                                        Class A    Class B    Class C   Class Z
Inception Date                          6/3/96     6/3/96     6/3/96    6/3/96
--------------------------------------------------------------------------------
Six-month total returns, assuming       (6.24)%    (6.61)%    (6.51)%   (6.03)%
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)
--------------------------------------------------------------------------------
Six-month total returns, assuming      (11.63)%   (11.26)%    (7.44)%   (6.03)%
public offering price (POP) and
CDSC(1)
--------------------------------------------------------------------------------
Net asset value per share at 2/28/98    $9.40      $9.27      $9.27     $9.44
--------------------------------------------------------------------------------

(1) POP returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charge of 5% and 1%, respectively, for Class B and C shares. Past performance cannot predict future results. Returns and value will fluctuate, resulting in a gain or loss on sale.

Top Five Holdings (as of 2/28/98)(2)       Top Five Sectors (as of 2/28/98)(2,3)

1. Shohkoh Fund................4.8%        1. Consumer Cyclicals.......  19.5%
2. Murata Manuf. Co. Ltd. .....3.5%        2. Technologies...............18.8%
3. Nichiei Co., Ltd. ..........3.4%        3. Financials.................14.8%
4. Circle K Japan Co., Ltd. ...3.2%        4. Health Care................10.6%
5. Ito En Ltd. ................2.8%        5. Capital Goods...............7.9%

(2) Holdings and sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these sectors in the future.

(3) Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Newport's defined criteria.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                                 [PHOTO OMITTED]

This report reflects on the investment environment and on your Fund's performance for the six months ended February 28, 1998.

The big international economic story for the period was the turmoil in the emerging markets of Southeast Asia. Despite market weakness resulting from the crisis in Southeast Asia, several positive factors differentiate the Japanese economy. To begin with, Japanese banks have limited loan exposure to the troubled Tiger markets in Southeast Asia. Loans to Southeast Asia comprise approximately 5% of the loan portfolios of large Japanese banks, with half of these loans to subsidiaries of Japanese corporations. Secondly, Japanese citizens have substantial personal liquid assets, potentially providing Japan with the internal resources to stimulate stagnant demand and economic growth. In addition, Japanese corporations have increased their focus on shareholder rights, introduced incentive-based compensation programs for senior executives and become more enthusiastic about buying back their own shares. Together, these factors have the potential to boost Japanese stock prices.

The report that follows will provide you with a closer look at the Japanese economy as well as your Fund manager's strategy for providing long-term growth potential by investing in the Japanese companies.

Although investing in a single country fund entails special risks such as currency fluctuations, limited diversification and adverse political, economic or social developments, the professionals at Newport Fund Management conduct thorough analysis to help manage these risks. Your investment in Newport Japan Opportunities Fund should be just one part of a well-diversified portfolio constructed with the help of your financial advisor. As always, we thank you for giving us the opportunity to serve your investment needs.

Respectfully,


/s/ Harold W. Cogger
Harold W. Cogger
President
April 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGEMENT REPORT

[PHOTO OMITTED]

David Smith is the portfolio manager of Newport Japan Opportunities Fund and is senior vice president of Newport Fund Management, Inc.

Outperformance against benchmarks

For the six months ended February 28, 1998, the Japanese market continued to be plagued by stagnant economic growth, due in part to the economic and currency crises in Southeast Asia. Like most Japan funds, Newport Japan Opportunities Fund was not immune to the Asian crisis. The Fund's total return for six months on Class A shares was negative 6.24%. However, on a relative basis, the Fund offered strong performance. Over the same period, the performance of the MSCI Japan Index was negative 13.46%. Newport Japan Opportunities Fund finished in the top quartile of its Lipper peer group.(1)

The Fund's outperformance is largely due to its active management style. Relying on fundamental research and significant investment experience, we strive to find opportunities in sectors often overlooked by the market. The result is a carefully selected portfolio of fewer than 50 stocks, distinguishing the Fund relative to its index-like peers.

The Fund's exposure to non-bank financials and select technology providers helped it to offer strong relative performance over the period. We avoided large banks and manufacturers, two sections which represent a large part of the Japanese stock market and which have underperformed recently.

Non-bank financials add value to shareholders

The Fund's exposure to non-bank financials is one example of how our understanding of Japanese culture and significant investment experience adds value to shareholders. Non-bank financials are companies which make loans to consumers for personal expenditures, similar to the way credit card companies function in the United States.

In many cases, these companies are able to charge interest rates in excess of 25%, with a relatively low default rate. Most traditional banks do not make loans to this segment of the market, creating a market niche for the non-bank financials. In 1997, these companies were the best performing group in the TOPIX2 Index, although they comprised only a small portion of that benchmark. In contrast, shareholders of the Fund benefited from a near 15% weighting in non-bank financials.

Technology stocks enjoy global leadership

We have a large commitment to the technology and technology-related area of our portfolio -- because this is where Japanese companies enjoy global leadership. Among the better-known companies, we own Sony Corporation. Sony comprises 2.4% of the portfolio and is a market leader in terms of
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
digitalization of the electronics industry. In an environment of reduced consumer spending in Japan, Sony was still able to increase domestic sales by 12%.

The Fund also owns Union Tool, which comprises 2.4% of the portfolio, a little-known company with 30% of the world market for the specialized drills used in manufacturing circuit boards. As circuit boards have become smaller, the drill bits have become smaller, more expensive and also more likely to break. Union Tool is in the enviable position of holding a large market share of an item where consumption goes up as technology improves.

We also feel this is an ideal time to participate in the Japanese software industry, as personal computers have finally made their way to the desks of Japanese employees. FujiSoft ABC, which comprises 2.1% of the portfolio, is another of the Fund's holdings and is ideally positioned to serve Japanese businesses as they computerize. Corporations do not have the internal expertise to service their PCs, and have become dependent on outside sources like FujiSoft. This company is a market leader poised to expand in an area where there is little competition.

Outlook hopeful for a stimulating economic growth in 1998

In the near term, the returns of most Japanese stocks will be determined by the government's progress in implementing economic reforms, and how quickly consumer demand improves.

We believe that the Japanese government will utilize strong internal resources to stimulate economic growth in 1998. After experiencing negative economic growth in 1997, Japan is beginning to feel pressure from the global economic community to increase domestic demand, potentially reducing their dependency on exports, and importing more goods from other Southeast Asian economies. In the second and third quarters of 1998, we anticipate the potential for tax reductions and increased government spending, both likely to contribute to economic growth.

Over time, we believe the combination of our significant investment experience and active management style will add value to global investors seeking long-term growth potential in Japan.

(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based in the Lipper Japanese Funds category. The Fund's Class Ashares ranking for the six-month period is in the 1st quartile (rated 3 out of 33 funds) and in the 1st quartile for the one-year period (rated 5 out of 30 funds).Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

(2) The TOPIX, also known as Tokyo Price Index, is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. The index is supplemented by sub-indices of 33 industry sectors and developed with a base index value of 100 as of 1/4/68. The index calculation excludes temporary issues and preferred stocks.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Newport Japan Opportunities Fund Investment Performance
                              vs. MSCI Japan Index
                Change in Value of $10,000 from 6/30/96 - 2/28/98

                       Class A Shares based on NAV and POP
--------------------------------------------------------------------------------
Average Annual Total Returns as of 2/28/98
Inception 6/3/96         NAV         MOP
-------------------------------------------
1 year                  3.43%      (2.51)%
-------------------------------------------
Since inception        (3.35)      (6.58)
-------------------------------------------

[The following plot points were represented by a line graph in the printed materials.]
                 Label             A             B              C
--------------------------------------------------------------------------------
   Label     Japan A Shares
--------------------------------------------------------------------------------
       1
--------------------------------------------------------------------------------
       2     AS OF DATE           NAV           MOP      MSCI Japan IX N
--------------------------------------------------------------------------------
       3       Jun 30, 96         10000          9425         10000
--------------------------------------------------------------------------------
       4       Jun 30, 96         10000          9425         10000
--------------------------------------------------------------------------------
       5       Jul 31, 96          9768          9206          9552
--------------------------------------------------------------------------------
       6       Aug 31, 96          9382          8842          9125
--------------------------------------------------------------------------------
       7       Sep 30, 96          9391          8851          9441
--------------------------------------------------------------------------------
       8       Oct 31, 96          8928          8414          8808
--------------------------------------------------------------------------------
       9       Nov 30, 96          9150          8624          8976
--------------------------------------------------------------------------------
      10       Dec 31, 96          9005          8487          8356
--------------------------------------------------------------------------------
      11       Jan 31, 97          8676          8177          7446
--------------------------------------------------------------------------------
      12       Feb 28, 97          8802          8296          7620
--------------------------------------------------------------------------------
      13       Mar 31, 97          8754          8250          7369
--------------------------------------------------------------------------------
      14       Apr 30, 97          9179          8651          7636
--------------------------------------------------------------------------------
      15       May 31, 97         10213          9625          8480
--------------------------------------------------------------------------------
      16       Jun 30, 97         10676         10062          9113
--------------------------------------------------------------------------------
      17       Jul 31, 97         11082         10445          8836
--------------------------------------------------------------------------------
      18       Aug 31, 97          9710          9152          8069
--------------------------------------------------------------------------------
      19       Sep 30, 97          9923          9352          7947
--------------------------------------------------------------------------------
      20       Oct 31, 97          9488          8942          7207
--------------------------------------------------------------------------------
      21       Nov 30, 97          9043          8523          6765
--------------------------------------------------------------------------------
      22       Dec 31, 97          8736          8234          6378
--------------------------------------------------------------------------------
      23       Jan 31, 98          9278          8745          6947
--------------------------------------------------------------------------------
      24       Feb 28, 98          9104          8581          6983
--------------------------------------------------------------------------------

                     Class B Shares based on NAV and w/CDSC
--------------------------------------------------------------------------------
Average Annual Total Returns as of 2/28/98
Inception 6/3/96        NAV        w/CDSC
-------------------------------------------
1 year                 2.57%       (2.43)%
-------------------------------------------
Since inception       (4.12)       (6.34)
-------------------------------------------

[The following plot points were represented by a line graph in the printed materials.]

                 Label             A             B              C
--------------------------------------------------------------------------------
   Label     Japan B Shares
--------------------------------------------------------------------------------
       1
--------------------------------------------------------------------------------
       2     AS OF DATE           NAV           MOP      MSCI Japan IX N
--------------------------------------------------------------------------------
       3       Jun 30, 96        10000         10000         10000
--------------------------------------------------------------------------------
       4       Jul 31, 96         9768          9768          9552
--------------------------------------------------------------------------------
       5       Aug 31, 96         9371          9371          9125
--------------------------------------------------------------------------------
       6       Sep 30, 96         9381          9381          9441
--------------------------------------------------------------------------------
       7       Oct 31, 96         8907          8907          8808
--------------------------------------------------------------------------------
       8       Nov 30, 96         9120          9120          8976
--------------------------------------------------------------------------------
       9       Dec 31, 96         8975          8975          8356
--------------------------------------------------------------------------------
      10       Jan 31, 97         8646          8646          7446
--------------------------------------------------------------------------------
      11       Feb 28, 97         8762          8762          7620
--------------------------------------------------------------------------------
      12       Mar 31, 97         8704          8704          7369
--------------------------------------------------------------------------------
      13       Apr 30, 97         9120          9120          7636
--------------------------------------------------------------------------------
      14       May 31, 97        10145         10145          8480
--------------------------------------------------------------------------------
      15       Jun 30, 97        10600         10600          9113
--------------------------------------------------------------------------------
      16       Jul 31, 97        10996         10996          8836
--------------------------------------------------------------------------------
      17       Aug 31, 97         9623          9623          8069
--------------------------------------------------------------------------------
      18       Sep 30, 97         9836          9836          7947
--------------------------------------------------------------------------------
      19       Oct 31, 97         9400          9400          7207
--------------------------------------------------------------------------------
      20       Nov 30, 97         8956          8956          6765
--------------------------------------------------------------------------------
      21       Dec 31, 97         8648          8648          6378
--------------------------------------------------------------------------------
      22       Jan 31, 98         9171          9171          6947
--------------------------------------------------------------------------------
      23       Feb 28, 98         8987          8629          6983
--------------------------------------------------------------------------------

                     Class C Shares based on NAV and w/CDSC
--------------------------------------------------------------------------------
Average Annual Total Returns as of 2/28/98
Inception 6/3/96        NAV        w/CDSC
-------------------------------------------
1 year                 2.57%        1.57%
-------------------------------------------
Since inception       (4.12)       (4.12)
-------------------------------------------

[The following plot points were represented by a line graph in the printed materials.]

                 Label             A             B
--------------------------------------------------------------------------------
   Label     Japan C Shares
--------------------------------------------------------------------------------
       1
--------------------------------------------------------------------------------
       2     AS OF DATE           NAV       MSCI Japan IX N
--------------------------------------------------------------------------------
       3       Jun 30, 96        10000          10000
--------------------------------------------------------------------------------
       4       Jul 31, 96         9768           9552
--------------------------------------------------------------------------------
       5       Aug 31, 96         9371           9125
--------------------------------------------------------------------------------
       6       Sep 30, 96         9381           9441
--------------------------------------------------------------------------------
       7       Oct 31, 96         8907           8808
--------------------------------------------------------------------------------
       8       Nov 30, 96         9110           8976
--------------------------------------------------------------------------------
       9       Dec 31, 96         8985           8356
--------------------------------------------------------------------------------
      10       Jan 31, 97         8636           7446
--------------------------------------------------------------------------------
      11       Feb 28, 97         8762           7620
--------------------------------------------------------------------------------
      12       Mar 31, 97         8704           7369
--------------------------------------------------------------------------------
      13       Apr 30, 97         9120           7636
--------------------------------------------------------------------------------
      14       May 31, 97        10145           8480
--------------------------------------------------------------------------------
      15       Jun 30, 97        10590           9113
--------------------------------------------------------------------------------
      16       Jul 31, 97        10986           8836
--------------------------------------------------------------------------------
      17       Aug 31, 97         9613           8069
--------------------------------------------------------------------------------
      18       Sep 30, 97         9836           7947
--------------------------------------------------------------------------------
      19       Oct 31, 97         8400           7207
--------------------------------------------------------------------------------
      20       Nov 30, 97         8956           6765
--------------------------------------------------------------------------------
      21       Dec 31, 97         8638           6378
--------------------------------------------------------------------------------
      22       Jan 31, 98         9171           6947
--------------------------------------------------------------------------------
      23       Feb 28, 98         8987           6983
--------------------------------------------------------------------------------

A hypothetical $10,000 investment in Class Z shares made on 6/30/96 at net asset value (NAV) would amount to $9,143 on 2/28/98.
The Morgan Stanley Capital International Japan Index (MSCI Japan) is an unmanaged index and tracks the performance of Japanese stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and it is not possible to invest in an index.
Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum initial sales charge of 5.75% for Class A shares. The CDSC returns reflect the applicable sales charges of: 5% for one year and 4% since inception for Class B shares, and 1% for one year for Class C shares.
--------------------------------------------------------------------------------

                             INVESTMENT PORTFOLIO
                   FEBRUARY 28, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 85.0%                                    SHARES        VALUE
================================================================================
CONSTRUCTION - 1.0%
 Building Construction
 Sawako Corp.                                                22    $      160
                                                                  -----------
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 16.4%
 Depository Institutions - 1.7%
 Terumo Corp.                                                18           254
                                                                  -----------
 Holding & Other Investment Office - 0.0%
 Takefuji Corp.                                             (a)             1
                                                                  -----------
 Nondepository Credit Institutions - 14.7%
 Acom Co., Ltd.                                               5           280
 Credit Saison Co., Ltd.                                     18           429
 Nichiei Co., Ltd.                                            5           520
 Promise Co., Ltd.                                            5           277
 Shohkoh Fund                                                 2           735
                                                                  -----------
                                                                        2,241
                                                                  -----------
--------------------------------------------------------------------------------
MANUFACTURING - 47.6%
 Chemicals & Allied Products - 5.6%
 Canon Chemicals Inc.                                       (a)             4
 Sankyo Co., Ltd.                                            16           430
 Takeda Chemical Industries Ltd.                             15           417
                                                                  -----------
                                                                          851
                                                                  -----------
 Communications Equipment - 7.1%
 Matsushita Communication Industrial Co.                     10           328
 Matsushita-Kotobuki Electronics Industries                  14           383
 Sony Corp.                                                   4           371
                                                                  -----------
                                                                        1,082
                                                                  -----------
 Electrical Industrial Equipment - 2.2%
 Nidec Corp.                                                  7           334
                                                                  -----------
 Electronic & Electrical Equipment - 2.8%
 Minebea Co., Ltd.                                           38           422
                                                                  -----------
 Electronic Components - 8.0%
 Murata Manufacturing Co., Ltd.                              17           537
 Rohm Co., Ltd.                                               3           297
 TDK Corp.                                                    5           383
                                                                  -----------
                                                                        1,217
                                                                  -----------

                     Investment Portfolio/February 28, 1998
--------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                    SHARES        VALUE
================================================================================
MANUFACTURING - CONT.
 Food & Kindred Products - 2.8%
 Ito En Ltd.                                                 15    $      432
                                                                  -----------
 Machinery & Computer Equipment - 5.5%
 Canon Inc.                                                  17           390
 SMC Corp.                                                    1            87
 Union Tool                                                  11           362
                                                                  -----------
                                                                          839
                                                                  -----------
 Measuring & Analyzing Instruments - 11.1%
 Fuji Photo Film Co., Ltd.                                   10           393
 Hogy Medical Co.                                             7           210
 Hoya Corp.                                                  11           292
 Keyence Corp.                                                2           258
 Noritsu Koki Co., Ltd.                                       7           224
 Ricoh Co., Ltd.                                             30           321
                                                                  -----------
                                                                        1,698
                                                                  -----------
 Miscellaneous Manufacturing - 2.5%
 Nintendo Corp., Ltd.                                         4           377
                                                                  -----------
 Transportation Equipment - 0.0%
 FCC Co., Ltd.                                               (a)            4
                                                                  -----------
--------------------------------------------------------------------------------
RETAIL TRADE - 8.2%
 Food Stores - 3.2%
 Circle K Japan Co., Ltd.                                    10           493
                                                                  -----------
 General Merchandise Stores - 3.3%
 Fujimi, Inc.                                                 4           180
 Ryohin Keikaku Co., Ltd.                                     4           317
                                                                  -----------
                                                                          497
                                                                  -----------
 Miscellaneous Retail - 1.7%
 Matsumotokiyoshi Co.                                         7           263
                                                                  -----------
--------------------------------------------------------------------------------
SERVICES - 9.2%
 Amusement & Recreation - 1.0%
 Namco                                                        6           150
                                                                  -----------
 Auto Repair, Rental & Parking - 0.9%
 Park24 Co., Ltd.                                            11           144
                                                                  -----------

                     Investment Portfolio/February 28, 1998
--------------------------------------------------------------------------------
 Business Services - 3.5%
 Bellsystem 24 Inc.                                           1    $      172
 Orix Corp.                                                   5           365
                                                                  -----------
                                                                          537
                                                                  -----------
 Computer Software - 2.0%
 Fuji Soft ABC Inc.                                           9           303
                                                                  -----------
 Engineering, Accounting, Research & Management - 1.8%
 Meitec Corp.                                                 9           278
                                                                  -----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.9%
 Communications
 NTT Data Communications Systems Co.                        (a)           146
                                                                  -----------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 1.7%
 Durable Goods
 Mitsui & Co.                                                40           257
                                                                  -----------

 TOTAL COMMON STOCKS (cost of $12,617)(b)                              12,980
                                                                  -----------

SHORT-TERM OBLIGATIONS - 7.6%                               PAR
================================================================================
 Repurchase agreement with ABN AMRO Chicago
 Corp., dated 02/27/98, due 03/02/98 at
 5.650%, collateralized by U. S. Treasury notes
 with various maturities to 2027, market value
 $1,195 (repurchase proceeds $1,170)                 $     1,169        1,169
                                                                  -----------

 OTHER ASSETS & LIABILITIES, NET - 7.4%                                 1,124
 ===============================================================================

 NET ASSETS - 100%                                                 $   15,273
                                                                  ===========

 NOTES TO INVESTMENT PORTFOLIO:
 ===============================================================================
 (a)  Rounds to less than one.
 (b)  Cost for federal income tax purposes is $12,661.

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                          FEBRUARY 28, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS

Investments at value (cost $12,617)                              $    12,980
Short-term obligations                                                 1,169
                                                                ------------
                                                                      14,149
Cash including foreign currencies (cost $769)            768
Receivable for:
   Fund shares sold                                      274
   Investments sold                                      162
   Expense reimbursement due from
     Adviser/Administrator                                10
   Dividends                                               4
Deferred organization expenses                             1
Other                                                      4           1,223
                                                 -----------    ------------
    Total Assets                                                      15,372

LIABILITIES
Payable for:
   Fund shares repurchased                                79
Accrued:
   Management fee                                         12
   Administration fee                                      3
   Transfer agent fee                                      3
   Bookkeeping fee                                         2
                                                 -----------
     Total Liabilities                                                    99
                                                                ------------

NET ASSETS                                                       $    15,273
                                                                ------------
Net asset value & redemption price per share -
Class A ($4,352/463)                                                   $9.40
                                                                ------------
Maximum offering price per share - Class A
($9.40/0.9425)                                                         $9.97(a)
                                                                ------------
Net asset value & offering price per share -
Class B ($6,479/699)                                                   $9.27(b)
                                                                ------------
Net asset value & offering price per share -
Class C ($2,854/308)                                                   $9.27(b)
                                                                ------------
Net asset value, offering & redemption price
per share - Class Z ($1,588/168)                                       $9.44
                                                                ------------

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                         $      26
Interest                                                                 39
                                                                ------------
      Total Investment Income (net of nonrebatable
      foreign taxes withheld at source which
      amounted to $5)                                                    65

EXPENSES
Management fee                                   $       73
Administration fee                                       19
Service fee - Class A, Class B, Class C                  17
Distribution fee - Class B                               24
Distribution fee - Class C                               11
Transfer agent fee                                       19
Bookkeeping fee                                          14
Trustees fee                                              4
Audit fee                                                 9
Legal fee                                                 2
Custodian fee                                             3
Registration fee                                         30
Reports to shareholders                                   3
Other                                                     3
                                                 -----------
                                                        231
Fees and expenses waived or borne by the
 Adviser/Administrator                                  (45)             186
                                                 -----------    ------------
       Net Investment Loss                                              (121)
                                                                ------------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss:
  Investments                                         (1,301)
  Foreign currency transactions                          (26)
                                                 -----------
       Net Realized Loss                                              (1,327)
Net unrealized appreciation
 during the period on:
 Investments                                             372
 Foreign currency transactions                            15
                                                 -----------
    Net Unrealized Appreciation                                          387
                                                                ------------
    Net Loss                                                            (940)
                                                                ------------
Decrease in Net Assets from Operations                             $  (1,061)
                                                                ============

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                    (Unaudited)
                                                     Six months         Year
                                                       ended           ended
(in thousands)                                      February 28      August 31
                                                    ===========    ============
INCREASE (DECREASE) IN NET ASSETS                       1998          1997 (a)
Operations:
Net investment loss                                    $   (121)       $   (113)
Net realized gain (loss)                                 (1,327)             15
Net unrealized appreciation                                 387             103
                                                    -----------    ------------
    Net Increase (Decrease) from Operations              (1,061)              5
                                                    -----------    ------------
Distributions:
From net realized gains - Class A                           (10)             --
In excess of net realized gains - Class A                   (b)              --
From net realized gains - Class B                           (15)             --
In excess of net realized gains - Class B                   (b)              --
From net realized gains - Class C                            (7)             --
In excess of net realized gains - Class C                   (b)              --
From net realized gains - Class Z                            (3)             --
In excess of net realized gains - Class Z                   (b)              --
                                                    -----------    ------------
                                                         (1,096)             --
                                                    -----------    ------------
Fund Share Transactions:
Receipts for shares sold - Class A                        3,411           4,369
Value of distributions reinvested - Class A                   9              --
Cost of shares repurchased - Class A                     (2,823)         (1,374)
                                                    -----------    ------------
                                                            597           2,995
                                                    -----------    ------------
Receipts for shares sold - Class B                        3,082           7,140
Value of distributions reinvested - Class B                  13              --
Cost of shares repurchased - Class B                     (2,436)         (2,125)
                                                    -----------    ------------
                                                            659           5,015
                                                    -----------    ------------
Receipts for shares sold - Class C                        1,455           3,334
Value of distributions reinvested - Class C                   6              --
Cost of shares repurchased - Class C                     (1,377)           (709)
                                                    -----------    ------------
                                                             84           2,625
                                                    -----------    ------------
Receipts for shares sold - Class Z                          211             250
Value of distributions reinvested - Class Z                   4              --
Cost of shares repurchased - Class Z                        (23)             (2)
                                                    -----------    ------------
                                                            192             248
                                                    -----------    ------------
  Net Increase from Fund Share
    Transactions                                          1,532          10,883
                                                    -----------    ------------
        Total Increase                                      436          10,888

NET ASSETS
Beginning of period                                      14,837           3,949
                                                    -----------    ------------
End of period (including accumulated
 net investment loss of $214 and $61,
 respectively)                                         $ 15,273        $ 14,837
                                                    -----------    ------------

(a) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(b) Rounds to less than one.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                    (Unaudited)
                                                     Six months         Year
                                                       ended           ended
(in thousands)                                      February 28      August 31
                                                    ===========    ============
                                                        1998          1997 (a)
NUMBER OF FUND SHARES
Sold - Class A                                              349             432
Issued for distributions reinvested - Class A                 1              --
Repurchased - Class A                                      (293)           (136)
                                                    -----------    ------------
                                                             57             296
                                                    -----------    ------------
Sold - Class B                                              321             716
Issued for distributions reinvested - Class B                 1              --
Repurchased - Class B                                      (254)           (208)
                                                    -----------    ------------
                                                             68             508
                                                    -----------    ------------
Sold - Class C                                              152             325
Issued for distributions reinvested - Class C                 1              --
Repurchased - Class C                                      (147)            (72)
                                                    -----------    ------------
                                                              6             253
                                                    -----------    ------------
Sold - Class Z                                               22              23
Issued for distributions reinvested - Class Z               (b)              --
Repurchased - Class Z                                        (2)            (b)
                                                    -----------    ------------
                                                             20              23
                                                    -----------    ------------

(a) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Newport Japan Opportunities Fund (the Fund), a series of Colonial Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 28, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Organization: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of Japanese companies. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to the prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

                 Notes to Financial Statements/February 28, 1998
--------------------------------------------------------------------------------

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Deferred organization expenses: The Fund incurred $1,000 of expenses in connection with its organization. These expenses were deferred and are being amortized on a straight-line basis over five years.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuations in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

                Notes to Financial Statements/February 28, 1998
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
Management fee: Newport Fund Management (the Adviser) is the investment Adviser of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average net assets.

Administration fee: Colonial Management Associates, Inc. (the Administrator), an affiliate of the Adviser, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

                Notes to Financial Statements/February 28, 1998
--------------------------------------------------------------------------------

Bookkeeping fee: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

Underwriting discounts, service and distribution fees: Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $3,290 on sales of the Fund's Class A shares and received contingent deffered sales charges (CDSC) of $33,161 and $3,757 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense limits: The Adviser/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average net assets.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
Investment activity: During the six months ended February 28, 1998, purchases and sales of investments, other than short-term obligations, were $2,081,236 and $1,658,995, respectively.

                 Notes to Financial Statements/February 28, 1998
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation) at February 28, 1998, based on cost of investments for federal income tax purposes was:

         Gross unrealized appreciation                   $   1,448,617
         Gross unrealized depreciation                      (1,129,778)
                                                        --------------
            Net unrealized appreciation                  $     318,839
                                                        ==============

Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended February 28, 1998.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At February 28, 1998, the Fund had one shareholder, Liberty Financial Companies, who owned greater than 5% of the Fund's shares outstanding.

NOTE 7. COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
       Capital paid in                                $     16,419
       Accumulated net investment loss                        (214)
       Accumulated net realized loss                        (1,296)
       Net unrealized appreciation on:
          Investments                                          363
          Foreign currency transactions                          1
                                                    --------------
                                                      $     15,273
                                                    ==============

                           FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                       (Unaudited)
                                              Six months ended February 28
                                  ===================================================
                                                          1998
                                   Class A        Class B       Class C      Class Z
                                  ---------      ---------    ----------   ----------
Net asset value -
   Beginning of period            $  10.050      $   9.950    $    9.940    $  10.070
                                  ---------      ---------    ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)           (0.055)        (0.090)       (0.091)      (0.043)
Net realized and
unrealized loss                      (0.573)        (0.568)       (0.557)      (0.565)
                                  ---------      ---------    ----------   ----------
   Total from Investment
      Operations                     (0.628)        (0.658)       (0.648)      (0.608)
                                  ---------      ---------    ----------   ----------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains              (0.022)        (0.022)       (0.022)      (0.022)
In excess of net
 realized gains                          --             --            --           --
                                  ---------      ---------    ----------   ----------
Total Distributions
 Declared to Shareholders            (0.022)        (0.022)       (0.022)      (0.022)
                                  ---------      ---------    ----------   ----------
Net asset value -
   End of period                  $   9.400      $   9.270    $    9.270    $   9.440
                                  ---------      ---------    ----------   ----------
Total return (c)(d)(e)                (6.24)%        (6.61)%       (6.51)%      (6.03)%
                                  ---------      ---------    ----------   ----------

RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                        2.00%          2.75%         2.75%        1.75%
Net investment loss (f)(g)            (1.15)%        (1.90)%       (1.90)%      (0.90)%
Fees and expenses
 waived or borne by the
 Adviser/Administrator (f)(g)          0.59%          0.59%         0.59%        0.59%
Portfolio turnover (e)                   12%            12%           12%          12%
Average commission rate           $  0.0670      $  0.0670    $   0.0670    $  0.0670
Net assets at end
of period (000)                   $   4,352      $   6,479    $    2,854    $   1,588

(a)   Net of fees and expenses waived or borne by the Adviser/Administrator
      which amounted to:          $   0.028      $   0.028    $    0.028    $   0.028
(b)   Per share data was calculated using average shares outstanding during the period.
(c)   Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)   Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   Not annualized.
(f)   The benefits derived from custody credits and directed brokerage arrange-
      ments had no impact.
(g)   Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                            Year ended August 31
                              ================================================
                                                     1997
                               Class A       Class B     Class C (c)  Class Z
                              ---------    ----------   ---------   ----------
Net asset value -
   Beginning of period          $ 9.710       $ 9.690     $ 9.690      $ 9.720
                              ---------    ----------   ---------   ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)       (0.094)       (0.170)     (0.170)      (0.069)
Net realized and
unrealized gain (loss)            0.434         0.430       0.420        0.419
                              ---------    ----------   ---------   ----------
   Total from Investment
      Operations                  0.340         0.260       0.250        0.350
                              ---------    ----------   ---------   ----------
Net asset value -
   End of period                $10.050       $ 9.950     $ 9.940      $10.070
                              =========    ==========   =========   ==========
Total return (e)(f)                3.50%         2.68%       2.58%        3.60%
                              =========    ==========   =========   ==========

RATIOS TO AVERAGE NET ASSETS
Expenses (h)                       2.00%         2.75%       2.75%        1.75%
Net investment loss (h)           (0.93)%       (1.68)%     (1.68)%      (0.68)%
Fees and expenses
 waived or borne by the
 Adviser/Administrator (h)         1.79%         1.79%       1.79%        1.79%
Portfolio turnover                   20%           20%         20%          20%
Average commission rate         $0.1479       $0.1479     $0.1479      $0.1479
Net assets at end
of period (000)                 $ 4,073       $ 6,275     $ 3,001      $ 1,488

(a)   Net of fees and expenses waived or borne by the Adviser/Administrator
      which amounted to:        $ 0.180       $ 0.180     $ 0.180      $ 0.180
(b) Per share data was calculated using average shares outstanding during the period.
(c)   Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) The Fund commenced investment operations on June 3, 1996. (e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)   Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i)   Annualized.

                    FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                              Period ended August 31
          ==============================================================
                              1996 (d)
           Class A          Class B           Class C          Class Z
          ---------        ---------         ---------        ---------
           $ 10.000         $ 10.000          $ 10.000         $ 10.000
          ---------        ---------         ---------        ---------

             (0.016)          (0.034)           (0.034)          (0.010)

             (0.274)          (0.276)           (0.276)          (0.270)
          ---------        ---------         ---------        ---------

             (0.290)          (0.310)           (0.310)          (0.280)
          ---------        ---------         ---------        ---------
           $  9.710         $  9.690          $  9.690         $  9.720
          =========        =========         =========        =========
              (2.90)%(g)       (3.10)%(g)        (3.10)%(g)       (2.80)%(g)
          =========        =========         =========        =========

               2.00% (i)        2.75% (i)         2.75% (i)        1.75% (i)
              (0.66)%(i)       (1.41)%(i)        (1.41)%(i)       (0.41)%(i)

               9.13% (i)        9.13% (i)         9.13% (i)        9.13% (i)
                 --               --                --               --

           $ 0.1794         $ 0.1794          $ 0.1794         $ 0.1794

           $  1,066         $  1,197          $    472         $  1,214

           $  0.230         $  0.230          $  0.230         $  0.230

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

Affordable Additional Investments: Add to your account with as little as $50 on most funds; $25 for an IRA account.

Free Exchanges(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, by phone or mail.

Easy Access to Your Money(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

One-Year Reinstatement Privilege: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

Fundamatic: Make periodic investments as low as $50 from your checking account to your Fund account.

Systematic Withdrawal Plan (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

Automated Dollar Cost Averaging: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

Retirement Plans: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Newport Japan Opportunities Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Newport Japan Opportunities Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 to order additional reports.

This report has been prepared for shareholders of Newport Japan Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus which provides sales charges, investment objectives and operating policies of the Fund and with the most recent copy of Liberty Financial Investment's Performance Update.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

[LOGO] LIBERTY FINANCIAL INVESTMENTS, INC. (C)1988
       Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621
       Visit us at www.libertyfunds.com
                                                 JF-03/934E-0298 M (4/98) 98/368
--------------------------------------------------------------------------------